ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2016
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

12. ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations consist primarily of asbestos abatement costs, demolition and removal costs, leasehold remediation costs and landfill closure costs. Venator is legally required to perform capping and closure and post‑closure care on the landfills and asbestos abatement on certain of its premises. For each asset retirement obligation, Venator recognized the estimated fair value of a liability and capitalized the cost as part of the cost basis of the related asset.

The following table describes changes to Venator’s asset retirement obligation liabilities (dollars in millions):

	December 31,
	2016	2015
Asset retirement obligations at beginning of year	$44	$18
Accretion expense	2	2
Liabilities incurred	—	—
Liabilities assumed in connection with the Rockwood acquisition	—	30
Liabilities settled	(4)	(1)
Foreign currency effect on reserve balance	(3)	(5)
Asset retirement obligations at end of year	$39	$44